Significant Accounting Policies - Schedule of Property, Plant and Equipment (Details)	Dec. 31, 2024
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful life	30 years
Machinery equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful life	10 years
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful life	5 years
Minimum [Member] | Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful life	4 years
Minimum [Member] | Tools [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful life	3 years
Minimum [Member] | Electronic devices [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful life	3 years
Maximum [Member] | Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful life	5 years
Maximum [Member] | Tools [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful life	5 years
Maximum [Member] | Electronic devices [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful life	5 years